Variable Portfolio – U.S. Flexible Moderate Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 46.7%
	Shares	Value ($)
U.S. Large Cap 46.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	782,385	96,272,447
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	268,561	13,817,492
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	3,747,921	212,057,354
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,782,381	95,542,952
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,761,113	101,263,974
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	1,019,737	73,196,701
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,689,050	76,024,162
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,203,840	77,984,788
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	3,269,682	161,391,485
Total		907,551,355
Total Equity Funds (Cost $384,174,428)		907,551,355

Exchange-Traded Equity Funds 3.7%

U.S. Mid Large Cap 3.7%
iShares Core S&P 500 ETF	53,050	34,652,791
Vanguard S&P 500 ETF	63,050	37,675,527
Total		72,328,318
Total Exchange-Traded Equity Funds (Cost $67,572,338)		72,328,318

Exchange-Traded Fixed Income Funds 5.3%

Investment Grade 5.3%
iShares Core U.S. Aggregate Bond ETF	155,000	15,386,850
iShares iBoxx $ Investment Grade Corporate Bond ETF	436,363	47,559,203
Vanguard Intermediate-Term Corporate Bond ETF	495,900	41,035,725
Total		103,981,778
Total Exchange-Traded Fixed Income Funds (Cost $102,292,349)		103,981,778

Fixed Income Funds 25.9%
	Shares	Value ($)
Investment Grade 25.9%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	4,679,359	36,592,589
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,196,694	87,691,571
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,514,431	14,417,387
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,147,689	22,222,680
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,068,115	28,809,601
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,754,881	127,920,396
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,128,607	103,607,334
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,401,151	81,995,230
Total		503,256,788
Total Fixed Income Funds (Cost $554,188,695)		503,256,788

Residential Mortgage-Backed Securities - Agency 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2041- 04/13/2056	3.000%	13,130,000	11,755,097
04/16/2041- 04/13/2056	3.500%	27,183,000	25,175,963
04/16/2041- 04/13/2056	4.000%	34,489,500	32,811,495
04/13/2056	4.500%	31,247,500	30,154,015
04/13/2056	5.000%	21,952,500	21,647,945
04/13/2056	5.500%	25,500,000	25,617,451
04/13/2056	6.000%	25,500,000	25,992,864
Total Residential Mortgage-Backed Securities - Agency (Cost $174,616,569)			173,154,830

Put Option Contracts Purchased 0.7%
Value ($)
(Cost $14,986,695)	14,525,115

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2026 (Unaudited)

Money Market Funds 16.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(d)	316,208,881	316,082,397
Total Money Market Funds (Cost $316,072,569)		316,082,397
Total Investments in Securities (Cost: $1,613,903,643)		2,090,880,581
Other Assets & Liabilities, Net		(145,621,465)
Net Assets		1,945,259,116
At March 31, 2026, securities and/or cash totaling $25,547,737 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NASDAQ 100 Index E-mini	93	06/2026	USD	44,481,900	—	(1,288,471)
Russell 2000 Index E-mini	5	06/2026	USD	628,050	3,900	—
S&P 500 Index E-mini	129	06/2026	USD	42,381,338	100,768	—
S&P 500 Index E-mini	129	06/2026	USD	42,381,338	—	(742,973)
U.S. Long Bond	23	06/2026	USD	2,619,125	20,486	—
U.S. Long Bond	69	06/2026	USD	7,857,375	—	(31,328)
U.S. Treasury 2-Year Note	237	06/2026	USD	49,164,539	—	(198,324)
U.S. Treasury 5-Year Note	10	06/2026	USD	1,081,797	3,498	—
U.S. Treasury 5-Year Note	490	06/2026	USD	53,008,047	—	(411,206)
U.S. Treasury Ultra Bond	23	06/2026	USD	2,680,938	13,767	—
U.S. Treasury Ultra Bond	69	06/2026	USD	8,042,813	—	(39,414)
Total					142,419	(2,711,716)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(35)	06/2026	USD	(11,498,813)	—	(138,209)
S&P Mid 400 Index E-mini	(62)	06/2026	USD	(21,058,300)	—	(198,176)
U.S. Treasury 10-Year Note	(12)	06/2026	USD	(1,332,563)	—	(585)
Total					—	(336,970)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	8,487,076	13	6,650.00	06/18/2026	353,646	360,555
S&P 500 Index	Morgan Stanley	USD	11,098,484	17	6,420.00	06/18/2026	452,260	332,860
S&P 500 Index	Morgan Stanley	USD	199,119,860	305	5,400.00	12/17/2027	8,127,755	7,939,150
S&P 500 Index	Morgan Stanley	USD	137,098,920	210	5,300.00	12/17/2027	5,396,662	5,082,000
S&P 500 Index	Morgan Stanley	USD	18,932,708	29	5,500.00	12/17/2027	656,372	810,550
Total							14,986,695	14,525,115

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(8,487,076)	(13)	6,650.00	06/18/2026	(335,354)	(259,025)
S&P 500 Index	Morgan Stanley	USD	(11,098,484)	(17)	6,420.00	06/18/2026	(492,940)	(587,690)
Total							(828,294)	(846,715)
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	321,562,846	199,902,564	(205,342,831)	(40,182)	316,082,397	—	10,585	2,909,096	316,208,881
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	37,682,738	292	(921,023)	(169,418)	36,592,589	—	28,656	—	4,679,359
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	102,877,957	26	(577,895)	(6,027,641)	96,272,447	—	995,895	—	782,385
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	93,024,696	—	(6,486,173)	1,153,048	87,691,571	—	(1,118,815)	—	10,196,694
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	15,280,446	176	(10,105)	(1,453,025)	13,817,492	—	(421)	—	268,561
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	225,684,724	—	(1,321,543)	(12,305,827)	212,057,354	—	2,555,941	—	3,747,921
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	15,122,487	—	(714,186)	9,086	14,417,387	—	7,988	—	1,514,431
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	23,691,952	—	(1,877,589)	408,317	22,222,680	—	(521,586)	—	3,147,689
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	102,337,110	276	(338,218)	(6,456,216)	95,542,952	—	295,704	—	3,782,381
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	107,788,515	—	(9,095,765)	2,571,224	101,263,974	—	587,077	—	1,761,113
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,232,347	—	(1,709,800)	287,054	28,809,601	—	(183,218)	—	3,068,115
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	133,010,510	371	(6,054,177)	963,692	127,920,396	—	(1,078,071)	—	13,754,881
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	83,185,149	1,526	(20,390)	(9,969,584)	73,196,701	—	33,291	—	1,019,737
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	83,579,352	—	(4,227,392)	(3,327,798)	76,024,162	—	5,161,491	—	1,689,050
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	108,702,895	—	(6,162,993)	1,067,432	103,607,334	—	(1,039,425)	—	11,128,607
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	83,432,023	954	(40,153)	(5,408,036)	77,984,788	—	13,528	—	1,203,840
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	86,057,520	—	(4,626,148)	563,858	81,995,230	—	(540,891)	—	8,401,151
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	172,190,548	59	(606,818)	(10,192,304)	161,391,485	—	1,085,597	—	3,269,682
Total	1,825,443,815			(48,326,320)	1,726,890,540	—	6,293,326	2,909,096

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2026 (Unaudited)
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7061_(05/26)